UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 5/31/14

Item 1.  Reports to Stockholders.

Crow Point Defined Risk Global Equity Income Fund

Class A Shares (Symbol: CGHAX)

Class I Shares (Symbol: CGHIX)

Annual Report

May 31, 2014

www.cppinvest.com

Investor Information: 1-855-754-7940

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

We are pleased to present you with a report for the Crow Point Defined Risk Global Equity Income Fund for the year ended May 31st, 2014.

The Defined Risk Global Equity Income Fund Class A returned 6.42% versus the Barclay’s Aggregate Bond Index at 2.71% for the year.  For the five months ended May 31st, we were up 2.92% as compared to 3.87% for the Barclay’s Aggregate Bond Index.  While we are an equities-based fund, we are managing Defined Risk Global Equity Income to be a fixed-income alternative and so the fund is managed to produce low annualized volatility similar to fixed income products, but with a (hopefully) significant yield advantage.

On an administrative note, we decided this year to change the fund’s name from Hedged Global Equity Income to Defined Risk Global Equity Income because we felt the new name more reflective of our management style.  While we still hedge in the same manner, we are hedging to keep the fund’s risk profile within the guidelines we believe to be acceptable.  The fund was always designed to exhibit low volatility relative to the broader market indices and to look as much like a bond fund in terms of its annualized standard deviation than an equity fund.  It has done that in our opinion.  While we hope a sharp market decline never happens, the fund has risk controls in place to help mitigate the impact should that occur.

We are a global fund.  While US markets have exhibited low historic volatility this year, pockets of the global markets remain volatile.  Japan has been under pressure for much of this year.  While emerging markets have recovered, they began 2014 sharply in the red.  We continue to believe that international markets away from the US remain the best source of value and we have weighted the fund accordingly.  We are now less exposed to US markets and more exposed to the developed markets of Europe in addition to increasing our exposure in the emerging and frontier markets.

The fund also has maintained its exposure to preferred stocks, which has greatly aided performance this year.  With the continued push by the Fed to maintain rates at low levels, the preferred stock market has rallied strongly as one would expect in that circumstance.  That doesn’t mean it will continue and we continue to watch events in Treasury markets closely.

Still, we continue to find interesting yield opportunities all over the globe. The underlying yield of the fund right now remains slightly less than 6%.  As indicated earlier, we took advantage of the recent severe sell-off in emerging market stocks to add to our exposure there.  Since the emerging market sector generates almost twice the yield as the rest of the world combined, it is obviously an important focus for us, and better opportunities there are surfacing daily.  Some of the emerging markets we are remain exposed to include Poland, Russia, Brazil, Turkey, Hungary, and China.  Generally speaking, the fund is now allocated as follows: 30% US, 35% developed Europe, 15% emerging markets, and 20% preferred stocks.

With respect to our hedging strategy, we continue to find more value in longer-maturity index hedges than we did previously.  With the Volatility Index of the market at historic lows, we are buying long-dated puts now whereas three months ago we kept put maturities shorter.  The fund continues to be managed with a low tracking error relative to the MSCI World Index which enables us to use hedges on the major components of the MSCI World Index and get appropriate levels of downside protection whereas previously we were using single-stock positions.  Now 100% of our hedges in terms of notional value come from index puts.

Thank you for being a shareholder of the Crow Point Defined Risk Global Equity Income Fund.

Sincerely,

Crow Point Partners.

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares.  All performance figures for the Portfolio do not include any fees or expenses that are typically charged by the variable annuity separate account contracts.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated September 30st, 2013 is 5.01% for the A shares and 4.14% for the I shares. For performance information current to the most recent month-end, please call toll free 1-855-754-7940. The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

1241-NLD-7/31/2014

Crow Point Defined Risk Global Equity Income Fund
Portfolio Review (Unaudited)
May 31, 2014

The Portfolio's performance figures* for the period ended May 31, 2014, as compared to its benchmarks:

	One Year	Inception - May 31, 2014**	Inception - May 31, 2014***
Crow Point Defined Risk Global Equity Income Fund - Class A	6.42%	4.72%	N/A
Crow Point Defined Risk Global Equity Income Fund - Class A with Load	4.06%	3.53%	N/A
Crow Point Defined Risk Global Equity Income Fund - Class I	6.65%	N/A	4.64%
Barclays Capital U.S. Aggregate Bond Index ****	2.71%	1.66%	1.27%
S&P 500 Total Return Index *****	20.45%	25.40%	20.84%

* The performance data quoted here represents past performance.  The performance comparison includes reinvestment of all dividends and capital gains.  Current performance may be lower or higher than the performance data quoted above.  Past performance is no guarantee of future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods greater than one year are annualized.  The Fund’s total annual operating expenses, including indirect expenses, are 5.01% and 4.14% for Class A Shares and Class I Shares, respectively per the September 30, 2013, prospectus.  The Fund's front end sales load for Class A Shares is 2.25%. For performance information current to the most recent month-end, please call toll-free 1-855-754-7940.

** Inception date is June 1, 2012
*** Inception date is April 10, 2013

**** The Barclays Capital U.S. Aggregate Bond Index provides a measure of the performance of the U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities that are publicly offered for sale in the United States.  The securities in the index must have at least 1 year remaining to maturity.  In addition, the securities must be denominated in US dollars and must be fixed rate, nonconvertible, and taxable. Investors cannot invest directly in an index.

***** The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class		% of Net Assets
Common Stock		70.8%
Preferred Stock		15.1%
Purchased Put Options		0.5%
Cash & Cash Equivalents		13.6%
		100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS
May 31, 2014
Shares		Value
	COMMON STOCK - 70.8%
	AEROSPACE/DEFENSE - 2.0%
11,870	BAE Systems PLC	$ 84,237
790	Lockheed Martin Corp.	129,283
		213,520
	AGRICULTURE - 3.4%
1,550	Archer-Daniels-Midland Co.	69,657
2,040	Lorillard, Inc.	126,827
2,610	Reynolds American, Inc.	155,634
		352,118
	AUTO MANUFACTURERS - 1.0%
6,310	Ford Motor Co.	103,736

	AUTO PARTS & EQUIPMENT - 0.8%
860	Magna International, Inc.	87,869

	BANKS - 4.3%
283,100	Bank of China Ltd.	134,740
4,900	Bendigo and Adelaide Bank Ltd.	53,488
5,700	Credit Agricole SA	88,996
2,760	National Australia Bank Ltd.	86,018
9,935	Sumitomo Mitsui Financial Group, Inc. ADR	81,169
		444,411
	BIOTECHNOLOGY - 1.2%
13,560	PDL BioPharma, Inc.	127,057

	COMPUTERS - 0.4%
400	Sopra Group SA	45,253

	DISTRIBUTION/WHOLESALE - 0.7%
6,200	ITOCHU Corp.	73,303

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
4,400	Ellington Financial LLC	105,292
3,290	Home Loan Servicing Solutions Ltd.	73,367
4,900	Intermediate Capital Group PLC	34,363
		213,022
	ELECTRIC - 9.6%
2,130	American Electric Power Co., Inc.	113,635
2,580	GDF Suez	72,100
4,780	Great Plains Energy, Inc.	121,651
30,000	Hera SpA	85,945
1,460	Huaneng Power International, Inc. ADR	61,919
13,886	Iberdrola SA	100,002
3,420	Public Service Enterprise Group, Inc.	133,243
58,000	Tauron Polska Energia SA	102,161
18,034	Terna Rete Elettrica Nazionale SpA	95,800
3,160	Westar Energy, Inc.	113,918
		1,000,374
	ENGINEERING & CONSTRUCTION - 1.4%
2,170	NCC AB	76,145
12,000	Salini Impregilo SpA *	70,393
		146,538
	FOOD - 0.4%
620	Cal-Maine Foods, Inc.	43,251

	HEALTHCARE - PRODUCTS - 1.9%
1,710	Baxter International, Inc.	127,241
1,150	Medtronic, Inc.	70,184
		197,425

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2014
Shares		Value
	HEALTHCARE - SERVICES - 3.3%
1,300	Aetna, Inc.	$ 100,815
6,650	Sonic Healthcare Ltd.	109,598
1,230	WellPoint, Inc.	133,283
		343,696
	HOLDING COMPANIES - DIVERSIFIED - 0.7%
41,000	NWS Holdings Ltd.	71,392

	INSURANCE - 2.4%
6,370	Liberty Holdings Ltd.	78,040
7,890	Maiden Holdings Ltd.	96,574
950	Prudential Financial, Inc.	78,052
		252,666
	INVESTMENT COMPANIES - 0.9%
8,900	Prospect Capital Corp.	88,466

	IRON/STEEL - 0.7%
50,000	Eregli Demir ve Celik Fabrikalari TAS	74,502

	MACHINERY - DIVERSIFIED - 0.8%
970	Deere & Co.	88,435

	MEDIA - 1.3%
3,800	Lagardere SCA	132,528

	MINING - 0.7%
2,210	Freeport-McMoRan Copper & Gold, Inc.	75,250

	MULTI - NATIONAL - 0.9%
3,420	Banco Latinoamericano de Comercio Exterior SA	91,451

	OFFICE/BUSINESS EQUIPMENT - 0.8%
1,050	Neopost SA	84,068

	OIL & GAS - 7.0%
5,250	Canadian Oil Sands Ltd.	110,290
630	Chevron Corp.	77,358
1,350	ConocoPhillips	107,919
3,800	Eni SpA	96,888
1,400	Exxon Mobil Corp.	140,742
1,510	Lukoil OAO ADR	85,406
3,810	Statoil ASA ADR	116,205
		734,808
	OIL & GAS SERVICES - 0.3%
4,000	Prosafe SE	33,523

	PHARMACEUTICALS - 1.6%
1,830	Novartis AG ADR	164,810

	PRIVATE EQUITY - 1.1%
4,510	Apollo Global Management LLC - Class A	111,983

	REITS - 2.7%
14,450	MFA Financial, Inc.	118,923
2,550	Omega Healthcare Investors, Inc.	94,069
2,930	Starwood Property Trust, Inc.	71,463
		284,455

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2014
Shares		Value
	RETAIL - 2.9%
2,800	Bilia AB	$ 86,976
900	Foot Locker, Inc.	43,362
9,100	Marks & Spencer Group PLC	68,563
2,060	Rallye SA	107,449
		306,350
	SOFTWARE - 1.7%
3,315	CA, Inc.	95,107
6,166	Micro Focus International PLC	86,616
		181,723
	TELECOMMUNICATIONS - 7.8%
3,800	CenturyLink, Inc.	143,146
7,110	Consolidated Communications Holdings, Inc.	145,186
24,030	Frontier Communications Corp.	139,134
12,000	Nokia OYJ *	96,995
6,330	Telefonica Brasil SA ADR	127,296
38,000	Telekom Malaysia Bhd	73,091
2,472	Vodafone Group PLC ADR	86,545
		811,393
	TRANSPORTATION - 3.1%
4,870	CSX Corp.	143,178
3,530	Deutsche Post AG	131,033
2,680	Navios Maritime Partners LP	49,446
		323,657
	WATER - 1.0%
5,250	Suez Environnement Co.	105,569

	TOTAL COMMON STOCK (Cost - $6,638,710)	7,408,602

	PREFERRED STOCK - 15.1%
	BANKS - 3.0%
4,200	HSBC USA, Inc. *	106,806
3,800	Regions Financial Corp., 6.375%	93,632
4,170	Santander Finance Preferred SAU, 10.50%	109,588
		310,026
	HAND/MACHINE TOOLS - 1.1%
4,600	Stanley Black & Decker, Inc., 5.75%	115,460

	INSURANCE - 2.2%
4,350	Aspen Insurance Holdings Ltd., 7.25%	116,798
4,500	ING Groep NV, 6.375%	113,940
		230,738
	OIL & GAS - 2.2%
3,800	Miller Energy Resources, Inc., 10.75%	96,634
5,090	Vanguard Natural Resources LLC, 7.875%	132,594
		229,228
	REITS - 5.6%
4,400	AG Mortgage Investment Trust, Inc., 8.00%	107,536
3,660	Annaly Capital Management, Inc., 7.50%	88,426
5,100	Ashford Hospitality Trust, Inc., 8.45%	130,560
5,500	Newcastle Investment Corp., 9.75%	145,695
4,450	NorthStar Realty Finance Corp., 8.875%	113,163
		585,380
	TRANSPORTATION - 1.0%
4,300	Teekay Offshore Partners LP, 7.25%	109,951

	TOTAL PREFERRED STOCK (Cost - $1,548,193)	1,580,783

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2014
Contracts **		Value

	PURCHASED CALL OPTIONS - 0.0% *
50	CBOE SPX Volatility Index +
	Expiration June 2014, Exercise Price $16.00 (Cost - $8,352)	$ 1,750

	PURCHASED PUT OPTIONS - 0.5% *
175	iShares MSCI EAFE ETF +
	Expiration June 2014, Exercise Price $64.00	875
200	iShares MSCI EAFE ETF +
	Expiration June 2014, Exercise Price $67.00	2,800
249	iShares MSCI Emerging Markets ETF +
	Expiration June 2014, Exercise Price $41.00	5,478
255	SPDR S&P 500 ETF Trust +
	Expiration July 2014, Exercise Price $18.00	44,370
	TOTAL PURCHASED PUT OPTIONS (Cost - $115,331)	53,523

Shares
	SHORT-TERM INVESTMENTS - 13.3%
	MONEY MARKET FUND - 13.3%
1,396,313	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.01% (Cost - $1,396,313) #	1,396,313

	TOTAL INVESTMENTS - 99.7% (Cost - $9,706,899) (a)	$ 10,440,971
	OTHER ASSETS LESS LIABILITIES - 0.3%	26,320
	NET ASSETS - 100.0%	$ 10,467,291

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $9,669,957 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 934,201
	Unrealized depreciation	(162,335)
	Net unrealized appreciation	$ 771,866

* Non-income producing security.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.
+ All or a portion of this security is pledged as collateral for options written. Total value of pledged securities at May 31, 2014 is $15,876.
# Money market fund: interest rate reflects seven-day effective yield on May 31, 2014.

ADR - American Depositary Receipt
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts

Contracts **		Value
	CALL OPTIONS WRITTEN *
50	CBOE SPX Volatility Index
	Expiration June 2014, Exercise Price $22.00 (Premiums received - $2,898) (a)	$ 250

	PUT OPTIONS WRITTEN *
20	iShares MSCI EAFE ETF ~
	Expiration June 2014, Exercise Price $65.00	120
40	iShares MSCI Emerging Markets ETF
	Expiration June 2014, Exercise Price $40.00	360
75	SPDR S&P 500 ETF Trust
	Expiration June 2014, Exercise Price $179.00	900
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $8,532) (a)	$ 1,380

* Non-income producing security.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.
~ The value of this security has been determined in good faith under the polices of the Board of Trustees.

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
Statement Of Assets and Liabilities
May 31, 2014

ASSETS
Investment securities:
At cost	$ 9,706,899
At value	$ 10,440,971
Deposit with broker	173,175
Foreign currency, at value (Cost $126,548)	127,489
Receivable for securities sold	6,798
Dividends and interest receivable	64,749
Receivable due from advisor	35,328
Prepaid expenses and other assets	83,902
TOTAL ASSETS	10,932,412

LIABILITIES
Payable for investments purchased	343,284
Payable for Fund shares repurchased	47,808
Options contracts purchase	47,468
Options written, at value (Premiums received $11,430)	1,630
Distribution (12b-1) fees payable	1,677
Fees payable to other affiliates	5,202
Accrued expenses and other liabilities	18,052
TOTAL LIABILITIES	465,121
NET ASSETS	$ 10,467,291

NET ASSETS CONSIST OF:
Paid in capital	$ 10,258,477
Undistributed net investment income	52,495
Accumulated net realized loss from security transactions, options contracts,
forward foreign currency exchange contracts and currency transactions	(588,678)
Net unrealized appreciation of investments, options contracts and
currency translations	744,997
NET ASSETS	$ 10,467,291

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 7,936,608
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	766,735
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.35
Maximum offering price per share (maximum sales charge of 2.25%)	$ 10.59

Class I Shares:
Net Assets	$ 2,530,683
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	242,408
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.44

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
Statement of Operations
For the Year Ended May 31, 2014

INVESTMENT INCOME
Interest	$ 48
Dividends	474,204
Less: Foreign withholding taxes	(24,018)
TOTAL INVESTMENT INCOME	450,234

EXPENSES
Investment advisory fees	74,387
Accounting services fees	33,120
Legal fees	31,200
Transfer agent fees	29,335
Administrative services fees	26,090
Registration fees	25,706
Custodian fees	23,849
Distribution (12b-1) fees: Class A	18,484
Audit fees	15,001
Compliance officer fees	14,235
Shareholder reporting expenses	8,001
Trustees fees and expenses	5,001
Insurance expense	653
Other expenses	3,200
TOTAL EXPENSES	308,262

Plus: Fees waived/reimbursed by the Advisor	(204,358)
Expense reduction by commission recapture agreement	(11,239)
(215,597)

NET EXPENSES	92,665

NET INVESTMENT INCOME	357,569

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(105,294)
Options written	50,128
Options purchased	(524,176)
Forward foreign currency contracts	(18,576)
Foreign currency transactions	1,442
Distributions of capital gains by underlying investment companies	57
(596,419)

Net change in unrealized appreciation (depreciation) of:
Investments	797,544
Options written	9,645
Options purchased	(56,342)
Forward foreign currency contracts	(258)
Foreign currency translations	6,799
757,388

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	160,969

NET INCREASE IN NET ASSETS	$ 518,538

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
Statement of Changes in Net Assets

	Year Ended	Period Ended
	May 31, 2014	May 31, 2013 (1,2)
FROM OPERATIONS
Net investment income	$ 357,569	$ 130,715
Net realized loss from investments, options, forward foreign currency
contracts and foreign currency transactions	(596,476)	(11,534)
Distributions of capital gains from underlying investment companies	57	-
Net change in unrealized appreciation (depreciation) on investments,
options and foreign currency translations	757,388	(12,391)
Net increase in net assets resulting from operations	518,538	106,790

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(2,707)	(2,696)
Class I	(475)	-
From net investment income:
Class A	(313,930)	(55,983)
Class I	(40,723)	-
Net decrease in net assets resulting from distributions to shareholders	(357,835)	(58,679)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,251,208	7,188,443
Class I	3,263,237	166,030
Net asset value of shares issued in reinvestment of distributions:
Class A	224,871	51,117
Class I	28,692	-
Redemption fee proceeds:
Class A	1,080	313
Class I	220	-
Payments for shares redeemed:
Class A	(2,412,776)	(1,561,447)
Class I	(942,511)	-
Net increase in net assets from shares of beneficial interest	4,414,021	5,844,456

TOTAL INCREASE IN NET ASSETS	4,574,724	5,892,567

NET ASSETS
Beginning of Period	5,892,567	-
End of Period*	$ 10,467,291	$ 5,892,567
*Includes undistributed net investment income of:	$ 52,495	$ 71,262

SHARE ACTIVITY
Class A:
Shares Sold	417,827	710,668
Shares Reinvested	22,223	5,086
Shares Redeemed	(236,922)	(152,146)
Net increase in shares of beneficial interest outstanding	203,128	563,608

Class I:
Shares Sold	315,934	16,212
Shares Reinvested	2,795	-
Shares Redeemed	(92,533)	-
Net increase in shares of beneficial interest outstanding	226,196	16,212

(1)	The Crow Point Hedged Global Equity Income Fund Class A shares commenced operations on June 1, 2012.
(2)	The Crow Point Hedged Global Equity Income Fund Class I shares commenced operations on April 10, 2013.

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
Financial Highlights
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A				Class I
	Year Ended		Period Ended		Year Ended		Period Ended
	May 31, 2014		May 31, 2013 (1)		May 31, 2014		May 31, 2013 (2)

Net asset value, beginning of period	$ 10.16		$ 10.00		$ 10.17		$ 10.30

Activity from investment operations:
Net investment income (3)	0.43		0.34		0.46		0.08
Net realized and unrealized
gain (loss) on investments	0.20		(0.03)		0.20		(0.21)
Total from investment operations	0.63		0.31		0.66		(0.13)

Less distributions from:
Net investment income	(0.44)		(0.14)		(0.39)		-
Net realized gains	0.00	(4)	(0.01)		0.00	(4)	-
Total distributions	(0.44)		(0.15)		(0.39)		-

Paid-in-Capital From Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	-

Net asset value, end of period	$ 10.35		$ 10.16		$ 10.44		$ 10.17

Total return (5)	6.42%		3.03%	(6)	6.65%		(1.26)%	(6)

Net assets, at end of period (000s)	$ 7,937		$ 5,728		$ 2,531		$ 165

Ratio of gross expenses to average net assets (7)	3.68%		4.99%	(8,9)	3.38%		4.12%	(8,9)

Ratio of net expenses to average net assets	1.13%	(10)	1.26%	(8, 11)	0.88%	(10)	1.03%	(8, 11)

Ratio of net investment income to average net assets	4.18%		3.37%	(8)	4.50%		5.05%	(8)

Portfolio Turnover Rate	95%		160%	(6)	95%		160%	(6)

(1)	The Crow Point Defined Risk Global Equity Income Fund (formerly known as Crow Point Hedged Global Equity Income Fund) Class A shares commenced operations on June 1, 2012.
(2)	The Crow Point Defined Risk Global Equity Income Fund (formerly known as Crow Point Hedged Global Equity Income Fund) Class I shares commenced operations on April 10, 2013.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Amount represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not Annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)	Includes interest expense. Excluding interest expense, the ratio of gross expenses to average net assets would have been 4.98% and 4.09% for the year ended May 31, 2013, Class A and I respectively.
(10)

Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.25% and 1.00% for the year ended May 31, 2014, Class A and I respectively.

(11)	Includes interest expense. Excluding interest expense, the ratio of net expenses to average net assets would have been 1.25% and 1.00% for the year ended May 31, 2013, Class A and I respectively.

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund

Notes to Financial Statements

May 31, 2014

 1.

ORGANIZATION

The Crow Point Defined Risk Global Equity Income Fund (formerly known as Crow Point Global Equity Income Fund) (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek income with long-term growth of capital.

The Fund currently offers Class A Shares and Class I Shares.  The Class A Shares commenced operations on June 1, 2012 and Class I Shares commenced operations on April 10, 2013.  Class A Shares are offered at net asset value plus a maximum sales charge of 2.25%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.   Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not

Crow Point Defined Risk Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2014

readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2014 for the Fund’s investments measured at fair value:

Crow Point Defined Risk Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2014

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,408,602	$ -	$ -	$ 7,408,602
Preferred Stock	1,435,088	145,695	-	1,580,783
Purchased Call Options	1,750	-	-	1,750
Purchased Put Options	53,523	-	-	53,523
Money Market Fund	1,396,313	-	-	1,396,313
Total	$ 10,295,276	$ 145,695	$ -	$ 10,440,971

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$ 250	$ -	$ -	$ 250
Put Options Written	1,260	120	-	1,380
Total	$ 1,510	$ 120	$ -	$ 1,630

The Fund did not hold any Level 3 securities during the year. There were transfers into or out of Level 1 & Level 2 during the year.  It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

The following amounts were transfers in/(out) of Level 2 assets:

	Purchased Put Options	Total
Transfers into Level 2 from Level 1	$ 145,695	$ 145,695
Transfers from Level 2 into Level 1	-	-
Net Transfers in/(out) of Level 2	$ 145,695	$ 145,695

Transfers that were made into Level 2 represent securities being fair valued using observable inputs.

* Refer to the Portfolio of Investments for industry classification.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Crow Point Defined Risk Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2014

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. For the year ended May 31, 2014, the Fund’s net realized loss of $18,576 on forward foreign currency contracts are included in the line item marked “Net realized loss from forward foreign currency contracts” and the Fund’s net unrealized depreciation of $258, on forward foreign currency contracts included in the line item marked “Net change in unrealized appreciation (depreciation) of forward foreign currency contracts” on the Statement of Operations in this shareholder report and serve as an indicator of the volume of derivative activity for the Fund.

Options – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

For the year ended May 31, 2014, the Fund’s net realized loss of $474,048 on options subject to equity price risk are included in the line item marked “Net realized loss from options written and options purchased” and the Fund’s net unrealized appreciation/depreciation of $46,697 on options subject to equity price risk included in the line item marked “Net change in unrealized appreciation (depreciation) of options written and options purchased” on the Statement of Operations in this shareholder report and serve as an indicator of the volume of derivative activity for the Fund.   The fair value of options purchased is $55,273 and options written are $1,630, which can be found on the Statement of Assets and Liabilities.

Crow Point Defined Risk Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2014

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2014.

Liabilities:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$ 1,630	(1)	$ 1,630	(2)	$ -	$ -
Total	$ 1,630		$ 1,630		$ -	$ -

(1)

Written options at value as presented in the Schedule of Investments.

(2)     The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

The risk in writing a call option is that the Fund may forgo the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received.  The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received.  Generally, option transactions also involve risks concerning liquidity of the options market.  An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions.  As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 and the 2014 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.  However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Crow Point Defined Risk Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2014

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid quarterly.  The Fund will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Crow Point Partners, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.88% of the average daily net assets of the Fund.  For the year ended May 31, 2014, the Adviser earned advisory fees of $74,387.

The Adviser has contractually agreed, at least until September 30, 2015, to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Fund do not exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A shares and Class I shares, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.25% and 1.00% of average daily net assets attributable to Class A shares and Class I shares, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.25% and 1.00% of average daily net assets for Class A shares and Class I shares, respectively.  If Fund Operating Expenses attributable to Class A shares and Class I shares, subsequently exceed 1.25% and 1.00%, respectively, per annum of the average daily net assets, the reimbursements shall be suspended.  During the year ended May 31, 2014, the Adviser has waived/reimbursed $204,358 in expenses to the Fund.

As of May 31, 2014, the Advisor has $348,412 of waived expenses that may be recovered by the following dates:

May 31, 2016	May 31, 2017	Total
$ 144,054	$ 204,358	$ 348,412

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid

Crow Point Defined Risk Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2014

after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Fund had portfolio trades executed with a certain broker pursuant to a commission recapture agreement under which certain portfolio expenses could be paid by such broker or rebates could be given to the Fund.  For the year ended May 31, 2014, the amount received by the Fund under this arrangement was $11,239.

Distributor - The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the year ended May 31, 2014, pursuant to the Plan, Class A shares incurred $18,484 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares.  The Distributor is an affiliate of GFS.  For the year ended May 31, 2014, the Distributor received $50,101 in underwriting commissions for sales of Class A shares, of which $8,257 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended May 31, 2014 amounted to $11,413,638 and $7,706,408 , respectively.

5.

OPTION CONTRACTS

The number of option contracts written and the premiums received by the Fund during the year ended May 31, 2014 were as follows:

Crow Point Defined Risk Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2014

	Options Written
	Contracts	Premium
Outstanding at May 31, 2013	(70)	$ (3,791)
Options purchased/written	(2,161)	(107,249)
Options exercised	44	1,778
Options expired	1,523	68,055
Options closed	479	29,777
Outstanding at May 31, 2014	(185)	$ (11,430)

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the year ended May 31, 2014, the Class A and Class I assessed $1,080 and $220 in redemption fees, respectively.

7.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended May 31, 2014 and May 31, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2014	May 31, 2013
Ordinary Income	$ 354,669	$ 58,264
Long-Term Capital Gain	3,166	415
	$ 357,835	$ 58,679

As of May 31, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 17,993	$ (175,555)	$ (57,816)	$ (348,799)	$ 772,991	$ 208,814

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on 1256 contracts and passive foreign investment companies, and adjustments for corporations, partnerships and real estate investment trusts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $348,799.

At May 31, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Total
$ (175,555)	$ (175,555)

Crow Point Defined Risk Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2014

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of ordinary income distributions, and adjustments for real estate investment trusts and partnerships, resulted in reclassifications for the year ended May 31, 2014 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income (Loss)	Gains (Loss)
$ (21,683)	$ 21,683

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust II and

Shareholders of

Crow Point Defined Risk Global Equity Fund

We have audited the accompanying statement of assets and liabilities of Crow Point Defined Risk Global Equity Income Fund, (formerly Crow Point Hedged Global Equity Income Fund), a series of Northern Lights Fund Trust II (the “Trust”), including the portfolio of investments, as of May 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period June 1, 2012 (commencement of operations) through May 31, 2013. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Crow Point Defined Risk Global Equity Income Fund as of May 31, 2014, the results of its operations, the changes in its net assets and its financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

July 30, 2014

Crow Point Defined Risk Global Equity Income Fund

Expense Example (Unaudited)

May 31, 2014

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value (12/1/13)	Ending Account Value (5/31/14)	Expenses Paid During the Period* (12/1/13 to 5/31/14)	Expense Ratio During the Period (12/1/13 to 5/31/14)
Class A	$ 1,000.00	$ 1,028.60	$ 6.32	1.25%
Class I	$ 1,000.00	$ 1,029.90	$ 5.06	1.00%

Hypothetical (5% return before expenses)	Beginning Account Value (12/1/13)	Ending Account Value (5/31/14)	Expenses Paid During the Period* (12/1/13 to 5/31/14)	Expense Ratio During the Period (12/1/13 to 5/31/14)
Class A	$ 1,000.00	$ 1,018.70	$ 6.29	1.25%
Class I	$ 1,000.00	$ 1,019.95	$ 5.04	1.00%

*Expenses Paid During the Period are equal to Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Crow Point Defined Risk Global Equity Income Fund

Additional Information (Unaudited)

May 31, 2014

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24 and 25, 2014, the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement between the Trust, on behalf of the Crow Point Defined Risk Global Equity Income Fund (f/k/a the Crow Point Hedged Global Equity Income Fund) (“Crow Point Defined Risk”) and Crow Point Partners, LLC ( “Crow Point Partners”) (“Crow Point Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Crow Point Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Crow Point Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Crow Point Advisory Agreement and comparative information relating to the advisory fees and other expenses of Crow Point Defined Risk.  The materials also included due diligence materials relating to Crow Point Partners (including due diligence questionnaires completed by Crow Point partners, the Crow Point Partner’s Forms ADV, select financial information of Crow Point Partners, bibliographic information regarding Crow Point Partner’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by Crow Point Partners, in conjunction with Crow Point Defined Risk’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Crow Point Advisory Agreement.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

  In considering the renewal of the Crow Point Advisory Agreement with respect to Crow Point Defined Riskand reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting.  In their deliberations considering the Crow Point Advisory Agreement, as appropriate, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Crow Point Defined Risk’s particular circumstances.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Crow Point Partners related to the proposed renewal of the Crow Point Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Crow Point Partners, including the team of individuals that primarily monitors and executes the investment process.  The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representative of Crow Point Partners with respect to a series of important questions, including: whether Crow Point Partners was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Crow Point Defined Risk; and whether there are procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided on the practices for monitoring compliance with Crow Point Defined Risk’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under Crow Point Partners’ compliance program.  The Board then reviewed the capitalization of Crow Point Partners based on financial information provided by and representations made by Crow Point Partners and concluded that Crow Point Partners was sufficiently well-capitalized, or its control persons had the ability to make additional contributions in order to meet its obligations to Crow Point Defined Risk.  The Board concluded that Crow Point Partners had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Crow Point Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Crow Point Partners to Crow Point Defined Risk were satisfactory.

Performance.  The Board reviewed the performance of Crow Point Defined Risk as compared to its peer group, Morningstar category and benchmark for the one year period noting that Crow Point Defined Risk underperformed its peer group and

Crow Point Defined Risk Global Equity Income Fund

Additional Information (Unaudited) (Continued)

May 31, 2014

Morningstar categories but outperformed its benchmark.  The Board noted Crow Point Partners' statement that many of Crow Point Hedged Global's peers differ from the Fund as they hedge much less aggressively than Crow Point Hedged Global, while others use different classes of securities than the Fund.  Due to these differences and to other consideration by the Board, the Board concluded that Crow Point Defined Risk’s past performance was acceptable.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Crow Point Partners, the Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by Crow Point Partners with similar investment objectives and strategies. The Board reviewed the contractual arrangements for the Fund, which stated that Crow Point Partners had agreed to waive or limit its management fee and/or reimburse expenses at least until September 30, 2015, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.25%, 1.00% and 1.50% of the Fund’s average net assets for Class A, Class I, and Class R shares, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that based on Crow Point Partners’ experience, expertise and services to the Crow Point Defined Risk, the advisory fee charged by Crow Point Partners and expense caps were reasonable.

Profitability.  The Board also considered the level of profits that could be expected to accrue to Crow Point Partners with respect to Crow Point Defined Risk based on profitability reports and analyses reviewed by the Board and the selected financial information of Crow Point Partners provided by Crow Point Partners. After review and discussion, the Board concluded that based on the services provided by Crow Point Partners and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Crow Point Partners relationship with Crow Point Defined Risk were not excessive.

Economies of Scale. As to the extent to which Crow Point Defined Risk will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of Crow Point Defined Risk, Crow Point Partners’ expectations for growth of Crow Point Defined Risk, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Crow Point Partners as the Board believed to be reasonably necessary to evaluate the terms of the Crow Point Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Crow Point Advisory Agreement are reasonable; (b) the investment advisory fee is reasonable; and (c) the Crow Point Advisory Agreement is in the best interests of Crow Point Defined Risk and its shareholders. In considering the renewal of the Crow Point Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Crow Point Advisory Agreement was in the best interests of Crow Point Defined Risk and its shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Crow Point Advisory Agreement.

Crow Point Defined Risk Global Equity Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2014

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	30	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Arrow ETF Trust (formerly Northern Lights ETF Trust), Trustee, Arrow Investments Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	30	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	30	NONE
Randal D. Skalla 1962	Trustee since May 2011	President,L5 Enterprises, Inc. since 2001 (financial services company).	30	Orizon Investment Counsel (financial services company) Board Member

Crow Point Defined Risk Global Equity Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

May 31, 2014

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011

Secretary (since 2001) and General Counsel (from 2001 to 2014) of CLS Investments, LLC; Secretary (since 2001) and General Counsel (from 2001 to 2014) of Orion Advisor Services, LLC; Manager (since 2012), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) and General Counsel (from 2003 to 2014) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (since 2008), General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Gemcom, LLC; Secretary (since 2012), Assistant Secretary (from 2003 to 2012) and General Counsel (from 2012 to 2014) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.

			30	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC ( 2004 -2012).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, NY 11788 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 - 2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer, Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

*The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s Compliance provider) and Gemcom, LLC (the Fund’s Edgar and printing service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7940.

5/31/14-NLII-V1

Privacy Policy

                                               Rev. April 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

NorthStar Holdings, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7940 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7940.

Investment Adviser

Crow Point Partners, LLC

25 Recreation Park Dr., Suite 110

Hingham, MA 02043

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $12,500

2013 - $12,500

(b)

Audit-Related Fees

2014 – None

2013 – None

(c)

Tax Fees

2014 – $2,500

2013 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 – None

2013 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

2014

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 – $2,500

2013 – $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

8/4/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

8/4/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/4/14